Property and Equipment, Net (Details)		1 Months Ended			12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 JPY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 JPY (¥)
Property and Equipment, Net [Line Items]
Depreciation expense					$ 177,938	$ 250,625	$ 120,041
Sale of building					2,427,025	1,781,754
Gain from disposal of property		$ 320,716			$ 320,716	$ 227,797
Building [Member]
Property and Equipment, Net [Line Items]
Sale of building			$ 1,781,754	¥ 280,000,000
Gain from disposal of property	$ 320,716		$ 222,763
Assets held for sale	$ 2,382,919	$ 2,382,919						¥ 375,000,000